Quarterly Holdings Report
for

Fidelity Advisor® Series Equity Growth Fund

February 28, 2021

AXM1-QTLY-0421
1.9860272.106

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATION SERVICES - 14.7%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	84,600	$4,598,440
Entertainment - 0.9%
Activision Blizzard, Inc.	70,734	6,762,878
DouYu International Holdings Ltd. ADR (b)	75,100	1,076,934
Warner Music Group Corp. Class A	52,000	1,844,440
		9,684,252
Interactive Media & Services - 13.1%
Alphabet, Inc. Class A (b)	39,902	80,678,253
Facebook, Inc. Class A (b)	102,069	26,295,016
JOYY, Inc. ADR	8,500	1,002,150
Match Group, Inc. (b)	14,743	2,253,468
Tencent Holdings Ltd.	300,017	26,100,583
Tongdao Liepin Group (b)	437,400	1,065,805
Zoominfo Technologies, Inc.	52,400	2,746,808
		140,142,083
Media - 0.3%
Cable One, Inc.	1,700	3,255,245

TOTAL COMMUNICATION SERVICES		157,680,020

CONSUMER DISCRETIONARY - 11.6%
Automobiles - 0.6%
Ferrari NV	29,525	5,827,645
XPeng, Inc. ADR (b)	9,900	337,689
		6,165,334
Diversified Consumer Services - 0.5%
Laureate Education, Inc. Class A (b)	414,656	5,701,520
Hotels, Restaurants & Leisure - 0.9%
Airbnb, Inc. Class A	3,200	660,320
Compass Group PLC	31,700	643,731
Dalata Hotel Group PLC	103,200	518,609
Flutter Entertainment PLC	15,400	2,965,120
Hilton Worldwide Holdings, Inc.	43,300	5,355,344
		10,143,124
Household Durables - 1.5%
D.R. Horton, Inc.	98,703	7,587,300
NVR, Inc. (b)	1,039	4,676,373
Toll Brothers, Inc.	67,300	3,595,166
		15,858,839
Internet & Direct Marketing Retail - 6.0%
Alibaba Group Holding Ltd. sponsored ADR (b)	54,934	13,061,108
Amazon.com, Inc. (b)	15,907	49,199,238
Delivery Hero AG (a)(b)	9,900	1,262,570
Pinduoduo, Inc. ADR (b)	3,444	589,475
		64,112,391
Specialty Retail - 0.6%
Aritzia LP (b)	11,600	273,365
Ulta Beauty, Inc. (b)	19,000	6,124,270
		6,397,635
Textiles, Apparel & Luxury Goods - 1.5%
LVMH Moet Hennessy Louis Vuitton SE	15,787	10,002,943
Prada SpA (b)	679,500	4,042,948
Samsonite International SA (a)(b)	1,034,700	2,014,320
		16,060,211

TOTAL CONSUMER DISCRETIONARY		124,439,054

CONSUMER STAPLES - 3.1%
Beverages - 1.6%
Fever-Tree Drinks PLC	86	2,731
Kweichow Moutai Co. Ltd. (A Shares)	27,680	9,074,469
Monster Beverage Corp. (b)	97,000	8,510,780
		17,587,980
Household Products - 1.0%
Energizer Holdings, Inc.	126,286	5,278,755
Reckitt Benckiser Group PLC	65,543	5,497,812
		10,776,567
Tobacco - 0.5%
Altria Group, Inc.	12,200	531,920
Swedish Match Co. AB	62,000	4,458,414
		4,990,334

TOTAL CONSUMER STAPLES		33,354,881

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Enterprise Products Partners LP	35,600	758,992
HollyFrontier Corp.	40,800	1,545,504
Reliance Industries Ltd.	505,416	14,258,040
Reliance Industries Ltd.	35,487	581,115
Valero Energy Corp.	22,100	1,701,258
		18,844,909
FINANCIALS - 4.5%
Banks - 1.5%
Comerica, Inc.	74,000	5,039,400
HDFC Bank Ltd. (b)	29,508	615,151
HDFC Bank Ltd. sponsored ADR (b)	53,719	4,251,322
M&T Bank Corp.	19,700	2,973,518
Metro Bank PLC (b)(c)	11,220	19,477
Wintrust Financial Corp.	43,200	3,182,112
		16,080,980
Capital Markets - 1.0%
CME Group, Inc.	47,843	9,554,247
JMP Group, Inc. (b)	284	1,502
MSCI, Inc.	1,489	617,220
		10,172,969
Consumer Finance - 0.8%
Capital One Financial Corp.	74,900	9,002,231
Insurance - 1.1%
American Financial Group, Inc.	36,200	3,862,540
American International Group, Inc.	50,100	2,201,895
Arthur J. Gallagher & Co.	33,600	4,025,280
BRP Group, Inc. (b)	6,900	183,057
RenaissanceRe Holdings Ltd.	10,800	1,803,384
		12,076,156
Thrifts & Mortgage Finance - 0.1%
Rocket Cos., Inc. (c)	29,000	633,650

TOTAL FINANCIALS		47,965,986

HEALTH CARE - 18.0%
Biotechnology - 4.5%
ACADIA Pharmaceuticals, Inc. (b)	38,100	1,865,757
Adamas Pharmaceuticals, Inc. (b)	211,200	1,003,200
Affimed NV (b)	60,523	343,165
Alnylam Pharmaceuticals, Inc. (b)	9,800	1,451,380
Applied Therapeutics, Inc. (b)	57,200	1,242,384
Atara Biotherapeutics, Inc. (b)	48,500	813,830
Biogen, Inc. (b)	2,600	709,488
BioNTech SE ADR (b)(c)	22,047	2,403,784
CRISPR Therapeutics AG (b)	11,900	1,495,711
Evelo Biosciences, Inc. (b)	8,000	97,360
Exelixis, Inc. (b)	22,700	491,682
Gamida Cell Ltd. (b)	218,532	2,045,460
Hookipa Pharma, Inc. (b)	40,500	479,520
Innovent Biologics, Inc. (a)(b)	142,500	1,467,907
Insmed, Inc. (b)	136,606	4,886,397
Neurocrine Biosciences, Inc. (b)	63,900	6,997,689
Nuvation Bio Pvt, Inc.	56,254	507,805
Prelude Therapeutics, Inc.	4,000	249,320
Regeneron Pharmaceuticals, Inc. (b)	23,100	10,408,167
Rubius Therapeutics, Inc. (b)	24,887	258,327
Seres Therapeutics, Inc. (b)	22,400	426,496
Vertex Pharmaceuticals, Inc. (b)	24,672	5,244,034
Vor Biopharma, Inc. (b)(c)	5,700	256,272
Vor Biopharma, Inc.	70,002	2,832,561
		47,977,696
Health Care Equipment & Supplies - 3.8%
Axonics Modulation Technologies, Inc. (b)	29,200	1,469,052
Danaher Corp.	38,217	8,395,128
Haemonetics Corp. (b)	48,193	6,096,415
Hologic, Inc. (b)	128,800	9,285,192
Insulet Corp. (b)	800	207,280
Intuitive Surgical, Inc. (b)	12,209	8,995,591
Medacta Group SA (a)(b)	1,900	216,391
Nevro Corp. (b)	11,000	1,816,980
Outset Medical, Inc.	8,700	433,173
Penumbra, Inc. (b)	11,814	3,360,256
		40,275,458
Health Care Providers & Services - 4.3%
Centene Corp. (b)	67,700	3,963,158
Cigna Corp.	5,100	1,070,490
Guardant Health, Inc. (b)	4,485	660,102
HealthEquity, Inc. (b)	54,700	4,504,545
UnitedHealth Group, Inc.	108,808	36,148,194
		46,346,489
Health Care Technology - 1.3%
Certara, Inc.	20,000	693,000
Inspire Medical Systems, Inc. (b)	23,718	5,521,313
MultiPlan Corp. (d)	202,726	1,441,382
MultiPlan Corp. warrants (b)(d)	10,036	18,581
Schrodinger, Inc.	12,200	1,250,256
Simulations Plus, Inc.	11,100	796,092
Veeva Systems, Inc. Class A (b)	16,997	4,761,030
		14,481,654
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (b)	15,804	2,812,954
Berkeley Lights, Inc. (b)	36,100	2,237,117
Bio-Rad Laboratories, Inc. Class A (b)	2,000	1,169,000
Bio-Techne Corp.	1,900	687,211
Bruker Corp.	75,763	4,620,028
Codexis, Inc. (b)	66,296	1,465,805
Fluidigm Corp. (b)(c)	52,852	243,119
Nanostring Technologies, Inc. (b)	40,800	2,847,432
Sotera Health Co.	17,600	460,240
		16,542,906
Pharmaceuticals - 2.6%
Aclaris Therapeutics, Inc. (b)	34,000	757,520
AstraZeneca PLC sponsored ADR (c)	95,370	4,614,001
Eli Lilly & Co.	87,400	17,907,386
Endo International PLC (b)	327,100	2,593,903
Reata Pharmaceuticals, Inc. (b)	4,100	501,266
Revance Therapeutics, Inc. (b)	57,300	1,504,698
		27,878,774

TOTAL HEALTH CARE		193,502,977

INDUSTRIALS - 8.0%
Aerospace & Defense - 0.9%
Airbus Group NV	30,800	3,578,179
Axon Enterprise, Inc. (b)	800	132,392
TransDigm Group, Inc. (b)	9,795	5,648,483
		9,359,054
Airlines - 0.7%
Ryanair Holdings PLC sponsored ADR (b)	65,200	7,010,304
Building Products - 0.5%
Builders FirstSource, Inc. (b)	57,937	2,506,644
Fortune Brands Home & Security, Inc.	33,500	2,785,190
		5,291,834
Electrical Equipment - 0.9%
Bloom Energy Corp. Class A (b)(c)	20,100	573,453
Ceres Power Holdings PLC (b)	26,800	465,975
Generac Holdings, Inc. (b)	25,700	8,469,692
		9,509,120
Industrial Conglomerates - 1.5%
General Electric Co.	1,312,000	16,452,480
Machinery - 0.9%
Ingersoll Rand, Inc. (b)	151,728	7,031,076
Woodward, Inc.	23,300	2,661,326
		9,692,402
Professional Services - 1.5%
Equifax, Inc.	50,864	8,233,864
Upwork, Inc. (b)	140,980	7,596,002
		15,829,866
Road & Rail - 1.1%
Uber Technologies, Inc. (b)	238,540	12,344,445
Trading Companies & Distributors - 0.0%
Ferguson PLC	1,800	212,960

TOTAL INDUSTRIALS		85,702,465

INFORMATION TECHNOLOGY - 34.9%
Electronic Equipment & Components - 0.6%
Dolby Laboratories, Inc. Class A	12,700	1,239,901
Hon Hai Precision Industry Co. Ltd. (Foxconn)	310,000	1,245,650
II-VI, Inc. (b)	49,500	4,172,850
Jabil, Inc.	500	21,585
Novanta, Inc. (b)	1,700	224,961
		6,904,947
IT Services - 3.9%
Adyen BV (a)(b)	1,300	3,033,400
Amadeus IT Holding SA Class A (b)	11,800	823,844
Black Knight, Inc. (b)	49,405	3,788,869
CACI International, Inc. Class A (b)	10,700	2,368,338
Edenred SA	313	17,330
Liveramp Holdings, Inc. (b)	21,000	1,326,360
MasterCard, Inc. Class A	10,273	3,635,101
MongoDB, Inc. Class A (b)	24,400	9,416,692
Okta, Inc. (b)	9,911	2,591,231
Shopify, Inc. Class A (b)	4,622	5,988,080
Square, Inc. (b)	36,400	8,373,092
		41,362,337
Semiconductors & Semiconductor Equipment - 9.9%
Aixtron AG	90,900	2,067,381
ASML Holding NV	18,033	10,226,334
eMemory Technology, Inc.	8,000	233,918
Enphase Energy, Inc. (b)	26,400	4,647,984
MediaTek, Inc.	19,000	610,770
NVIDIA Corp.	61,101	33,518,787
NXP Semiconductors NV	69,164	12,625,888
Qualcomm, Inc.	240,740	32,786,381
SiTime Corp. (b)	7,600	740,468
SolarEdge Technologies, Inc. (b)	8,300	2,475,973
Universal Display Corp.	28,000	5,927,320
		105,861,204
Software - 14.8%
Adobe, Inc. (b)	59,504	27,352,204
Cloudflare, Inc. (b)	13,946	1,031,586
CyberArk Software Ltd. (b)	37,700	5,535,491
Datadog, Inc. Class A (b)	1,723	164,391
Duck Creek Technologies, Inc. (b)(c)	1,000	47,300
Elastic NV (b)	988	132,777
FireEye, Inc. (b)	450,200	8,697,864
Manhattan Associates, Inc. (b)	34,273	4,213,865
Microsoft Corp.	415,768	96,616,163
NICE Systems Ltd. sponsored ADR (b)	11,700	2,685,618
Palo Alto Networks, Inc. (b)	24,300	8,706,933
Rapid7, Inc. (b)	21,900	1,669,656
Tenable Holdings, Inc. (b)	35,800	1,464,578
Volue A/S	113,400	739,599
		159,058,025
Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	437,800	53,087,628
Samsung Electronics Co. Ltd.	115,620	8,459,812
		61,547,440

TOTAL INFORMATION TECHNOLOGY		374,733,953

MATERIALS - 1.8%
Chemicals - 1.4%
Albemarle Corp. U.S.	19,300	3,034,153
DuPont de Nemours, Inc.	11,100	780,552
LG Chemical Ltd.	7,850	5,785,548
Sherwin-Williams Co.	8,269	5,625,731
		15,225,984
Construction Materials - 0.3%
Eagle Materials, Inc.	26,900	3,372,722
Metals & Mining - 0.1%
First Quantum Minerals Ltd.	22,300	480,661
MP Materials Corp. (b)(c)	9,800	411,894
		892,555

TOTAL MATERIALS		19,491,261

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Simon Property Group, Inc.	53,800	6,075,096
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	18,000	1,363,860

TOTAL REAL ESTATE		7,438,956

TOTAL COMMON STOCKS
(Cost $568,123,257)		1,063,154,462

Convertible Preferred Stocks - 0.2%
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (b)(d)(e)	38,419	1,203
MATERIALS - 0.2%
Metals & Mining - 0.2%
Illuminated Holdings, Inc.:
Series C2 (d)(e)	21,131	760,716
Series C3 (d)(e)	26,414	950,904
Series C4 (d)(e)	6,345	228,420
		1,940,040
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,549,115)		1,941,243

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.07% (f)	1,012,175	1,012,377
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	8,417,488	8,418,330
TOTAL MONEY MARKET FUNDS
(Cost $9,430,707)		9,430,707
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $579,103,079)		1,074,526,412
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,515,320)
NET ASSETS - 100%		$1,072,011,092

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,593,028 or 1.2% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,401,206 or 0.3% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Illuminated Holdings, Inc. Series C2	7/7/20	$528,275
Illuminated Holdings, Inc. Series C3	7/7/20	$792,420
Illuminated Holdings, Inc. Series C4	1/8/21	$228,420
MultiPlan Corp.	10/8/20	$2,007,188
MultiPlan Corp. warrants	10/8/20	$0

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$587
Fidelity Securities Lending Cash Central Fund	31,651
Total	$32,238

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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